INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	5 Months Ended	12 Months Ended
	Dec. 14, 2015	Apr. 17, 2016	Oct. 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Israeli corporate tax rate					24.00%	25.00%	26.50%
Tax payment withheld						$ 20	$ 390
Milestone payments received	$ 7,800	$ 400	$ 7,200			$ 400	$ 7,800
Upfront payment received								$ 10,000
2018 year [Member]
Israeli corporate tax rate				23.00%
United States [Member]
Net operating loss carryforward					$ 9,200
United States [Member] | Maximum [Member]
Year of expiration of operating loss carryforward					Dec. 31, 2032
United States [Member] | Minimum [Member]
Year of expiration of operating loss carryforward					Dec. 31, 2020
Domestic Tax Authority [Member]
Net operating loss carryforward					$ 227,000